Investments in associates/Asset classified as held for sale - Disclosure of associates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BliNK Biomedical SAS
Disclosure of associates [line items]
Proportion of ownership interest in associate	48.90%	48.90%